Schedule of weighted average fair value of options granted (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares R$ / shares	Dec. 31, 2019 R$ / shares
Granted in the year | shares	726
Granted in the year | R$ / shares	R$ 6.70
Cancelled in the year | shares	(58)
Cancelled in the year | R$ / shares		R$ 6.70
Outstanding at year end | shares	668
Outstanding at year end | R$ / shares	R$ 6.70
Outstanding at year end (In Years)	2 years 4 months
Total exercised on December 31, 2021 | shares	668
Total exercised on December 31, 2021 | R$ / shares	R$ 6.70
Total exercised on December 31, 2021	2 years 4 months